                           NAVELLIER MILLENNIUM FUNDS


                                 ANNUAL REPORT
                                    ENCLOSED
                                 [HEAD GRAPHIC]




                                                                [NAVELLIER LOGO]

                           NAVELLIER MILLENNIUM FUNDS


                                 ANNUAL REPORT
                                December 31, 2001
                                 [HEAD GRAPHIC]




                                       Top 20 Portfolio
                               All Cap Growth Portfolio         [NAVELLIER LOGO]
                         International Growth Portfolio
                             Large Cap Growth Portfolio

                                                ANNUAL REPORT, December 31, 2001
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------
                                                                February 5, 2002

Dear Shareholder:

      It is no secret to anyone in the world of investments that it was a tough year for active money managers, those managers that consistently attempt to beat their respective benchmarks by the widest possible margin. Moreover, it was equally disappointing for most growth managers, as the market dramatically shifted to a value bias after the bursting of the technology bubble. In fact, 2000 and 2001 experienced the most dramatic shift from a growth bias to a value bias in the history of the stock market. Many would concur that it was an anomaly in the market. Great fortunes were made in the market from the lows of October 1998 to the highs of March 2000. Unfortunately, great losses were incurred by many investors from the highs of March 2000 through the post-terrorist attacks of September 2001. What seasoned investors have learned over the years is that the market endures recessions, it endures unforeseen catastrophes and it endures shifts in market cycles from growth to value and vice versa. These are precisely the reasons why veteran financial consultants preach the virtues of long-term, diversified investing. They are also the reasons why we feel it is important for all investors to understand what to expect from Navellier.

      For those clients that invested in Navellier funds during the past year, we fully realize how painful it has been. For those clients that invested with Navellier long ago, we trust that they are still quite satisfied with their historical returns. The long-term track record at Navellier is still very impressive. In fact, the Navellier Top 20 Portfolio, despite last year's pullback, still averaged 15.66% per year since its inception in 1998+.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                          TOP 20 PORTFOLIO      LOAD ADJUSTED TOP
                                           CLASS A SHARES          20 PORTFOLIO           RUSSELL 3000       RUSSELL 3000 GROWTH
                                          ----------------      -----------------         ------------       -------------------
9/30/98                                       10000.0                10000.0                10000.0                10000.0
10/31/98                                      10310.0                9799.66                10759.1                10781.6
11/30/98                                      11110.0                10560.1                11417.1                11602.9
12/31/98                                      12550.0                11928.8                12142.8                12649.3
1/31/99                                       14310.0                13601.7                12555.3                13379.2
2/28/99                                       13290.0                12632.2                12110.5                12722.9
3/31/99                                       14570.0                13848.8                12554.9                13377.7
4/30/99                                       15280.0                14523.6                13121.6                13475.2
5/31/99                                       14470.0                13753.7                12872.2                13093.4
6/30/99                                       16960.0                16120.5                13522.8                13993.3
7/31/99                                       16710.0                15882.9                13112.7                13549.2
8/31/99                                       17390.0                16529.2                12963.6                13717.7
9/30/99                                       16560.0                15740.3                12632.3                13466.8
10/31/99                                      17530.0                16662.3                13424.6                14436.8
11/30/99                                      18490.0                17574.8                13800.4                15265.3
12/31/99                                      22076.6                20983.8                14680.9                16928.1
1/31/00                                       22266.1                21164.0                14105.4                16179.9
2/29/00                                       31082.0                29543.4                14236.2                17190.7
3/31/00                                       26689.9                25368.7                15351.4                18162.9
4/30/00                                       24909.8                23676.8                14810.4                17228.6
5/31/00                                       21107.5                20062.7                14394.4                16317.3
6/30/00                                       25678.7                24407.6                14820.6                17611.9
7/31/00                                       23140.3                21994.9                14558.7                16823.6
8/31/00                                       28069.7                26680.2                15638.4                18363.1
9/30/00                                       27837.9                26460.0                14930.3                16681.2
10/31/00                                      24046.2                22855.9                14717.7                15852.4
11/30/00                                      18843.0                17910.3                13361.2                13479.5
12/31/00                                      20300.0                19295.1                13585.7                13133.4
1/31/01                                       19089.8                18144.8                14050.4                14051.6
2/28/01                                       16740.7                15912.0                12766.7                11698.5
3/31/01                                       16491.5                15675.2                11934.5                10440.7
4/30/01                                       18698.3                17772.7                12891.6                11758.0
5/31/01                                       18947.4                18009.5                12995.1                11617.8
6/30/01                                       17547.0                16679.0                12755.5                11393.9
7/31/01                                       16728.8                15900.7                12545.3                11061.2
8/31/01                                       15850.8                15066.2                11804.6                10170.5
9/30/01                                       13940.7                13250.6                10763.2                9113.31
10/31/01                                      14688.1                13961.0                11013.6                9616.34
11/30/01                                      15340.6                14581.3                11861.9                10532.2
12/31/01                                      16058.4                15263.5                12029.1                10555.9

                          TOP 20 PORTFOLIO -- CLASS A

            TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL   RUSSELL 3000
      DECEMBER 31, 2001*        PORTFOLIO   PORTFOLIO**    3000        GROWTH
------------------------------  ---------   -----------   -------   ------------
One Year                         (20.89)%     (24.81)%    (11.46)%    (19.63)%
Annualized Since Inception+        15.66%       13.88%       5.84%       1.68%
Value of a $10,000 investment
 over Life of Fund+              $16,058      $15,264     $12,029     $10,556
 *The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Adjusted for maximum load of 4.95%
 +Inception September 30, 1998

[LINE GRAPH -- ALL CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                                                LOAD ADJUSTED ALL
                                          ALL CAP CLASS A         CAP PORTFOLIO           RUSSELL 3000       RUSSELL 3000 GROWTH
                                          ---------------       -----------------         ------------       -------------------
9/5/00                                       10000.00               10000.00               10000.00               10000.00
9/30/00                                       9378.38                8914.15                9609.68                9226.51
10/31/00                                      8666.67                8237.67                9472.85                8768.10
11/30/00                                      6576.58                6251.04                8599.72                7455.59
12/31/00                                      7360.36                6996.02                8744.24                7264.18
1/31/01                                       7468.47                7098.78                9043.37                7772.01
2/28/01                                       6306.31                5994.14                8217.10                6470.51
3/31/01                                       5819.82                5531.74                7681.46                5774.83
4/30/01                                       6531.53                6208.22                8297.47                6503.42
5/31/01                                       6387.39                6071.21                8364.11                6425.91
6/30/01                                       5882.88                5592.00                8209.89                6302.03
7/31/01                                       5720.72                5437.55                8074.58                6118.00
8/31/01                                       5315.32                5052.21                7597.89                5625.39
9/30/01                                       4720.72                4487.05                6927.57                5040.64
10/31/01                                      4837.84                4598.36                7088.74                5318.87
11/30/01                                      5117.12                4863.82                7634.74                5825.44
12/31/01                                      5306.31                5043.64                7742.35                5838.52

                      ALL CAP GROWTH PORTFOLIO -- CLASS A

           TOTAL
 RETURNS FOR PERIODS ENDED                              RUSSELL   RUSSELL 3000
     DECEMBER 31, 2001*       PORTFOLIO   PORTFOLIO**    3000        GROWTH
----------------------------  ---------   -----------   -------   ------------
One Year                       (28.00)%     (31.56)%    (19.63)%    (11.46)%
Annualized Since Inception+    (38.11)%     (40.45)%    (33.47)%    (17.62)%
Value of a $10,000
 investment over Life of
 Fund+                          $5,306       $5,044      $7,742      $5,839
 *The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Adjusted for maximum load of 4.95%
 +Inception September 5, 2000

      When all is said and done, it is clear that the market moves in cycles. Although it moves in varying frames of time, the market continually shifts its bias from growth to value and from value to growth. This is why proper asset allocation among both growth and value is so crucial over the long haul.

      Last year (2001) proved to be a frustrating year for Navellier growth portfolios, not only because of performance but because the intermittent market rallies throughout the year seemed to have no fundamental basis. As mentioned earlier, Navellier portfolios are designed to maintain superior fundamentals relative to the broad market (i.e., superior earnings growth, sales growth, profit margins, earnings surprise, etc.). Historically, those stocks with superior fundamentals will out-perform the broad market. However, during 2001 there were periods of time when stocks with inferior fundamentals actually performed better than those stocks with superior earnings. This is not how the stock market typically performs over longer periods of time. In fact, Navellier's 2001 under-performance can be attributed to two months of the year (January and October) when technology stocks surged. Admittedly, we missed these rallies. As a result, three of the four Navellier Millennium Funds under-performed their benchmarks. In looking forward to the year 2002 and beyond, we feel we are well positioned to fully participate in the economic recovery. As of December 31, 2001, the stocks in our funds offer strong earnings growth potential and are valued at price-to-earnings ("P/E") ratios below that of the market.

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                                                                  LOAD ADJUSTED
                                           INTERNATIONAL          INTERNATIONAL
                                           GROWTH CLASS A             GROWTH               EAFE INDEX         EAFE GROWTH INDEX
                                           --------------         -------------            ----------         -----------------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9158                   8705                   9408                   9339
10/31/00                                        8419                   8002                   9187                   8909
11/30/00                                        7628                   7251                   8845                   8499
12/31/00                                        7310                   6948                   9161                   8659
1/31/01                                         7741                   7358                   9157                   8635
2/28/01                                         7074                   6724                   8471                   7759
3/31/01                                         6766                   6431                   7910                   7226
4/30/01                                         6828                   6490                   8465                   7725
5/31/01                                         6766                   6431                   8173                   7417
6/30/01                                         6612                   6285                   7842                   7058
7/31/01                                         6407                   6089                   7700                   6887
8/31/01                                         6366                   6050                   7506                   6573
9/30/01                                         5462                   5192                   6748                   5953
10/31/01                                        5565                   5289                   6920                   6190
11/30/01                                        5760                   5475                   7176                   6508
12/31/01                                        5893                   5602                   7219                   6546

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

                           TOTAL
                 RETURNS FOR PERIODS ENDED                                               EAFE         EAFE
                     DECEMBER 31, 2001*                       PORTFOLIO   PORTFOLIO**    INDEX    GROWTH INDEX
------------------------------------------------------------  ---------   -----------   -------   ------------
One Year                                                       (19.38)%     (23.38)%    (21.21)%    (24.41)%
Annualized Since Inception+                                    (33.00)%     (35.52)%    (21.87)%    (27.45)%
Value of a $10,000 investment over Life of Fund+                $5,893       $5,602      $7,219      $6,546
 *The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Adjusted for maximum load of 4.95%
 +Inception September 5, 2000

[LINE GRAPH -- LARGE CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                                               LOAD ADJUSTED LARGE
                                          LARGE CAP GROWTH          CAP GROWTH                                S&P 500 DIVIDENDS
                                              CLASS A               PORTFOLIO         RUSSELL 1000 GROWTH         REINVESTED
                                          ----------------     -------------------    -------------------     -----------------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9563                   9090                   9208                   9538
10/31/00                                        8663                   8234                   8772                   9498
11/30/00                                        7041                   6692                   7479                   8749
12/31/00                                        7496                   7125                   7243                   8792
1/31/01                                         7460                   7091                   7743                   9104
2/28/01                                         6176                   5871                   6428                   8274
3/31/01                                         5668                   5388                   5729                   7750
4/30/01                                         6007                   5710                   6453                   8352
5/31/01                                         5980                   5684                   6358                   8408
6/30/01                                         5633                   5354                   6211                   8204
7/31/01                                         5633                   5354                   6056                   8124
8/31/01                                         5401                   5134                   5561                   7616
9/30/01                                         5000                   4753                   5006                   7001
10/31/01                                        5107                   4854                   5268                   7134
11/30/01                                        5446                   5176                   5774                   7680
12/31/01                                        5535                   5261                   5763                   7748

                     LARGE CAP GROWTH PORTFOLIO -- CLASS A

                           TOTAL
                 RETURNS FOR PERIODS ENDED                                              RUSSELL 1000
                     DECEMBER 31, 2001*                       PORTFOLIO   PORTFOLIO**      GROWTH      S&P 500
------------------------------------------------------------  ---------   -----------   ------------   -------
One Year                                                       (26.16)%     (29.81)%      (20.42)%     (11.88)%
Annualized Since Inception+                                    (36.11)%     (38.52)%      (34.12)%     (17.57)%
Value of a $10,000 investment over Life of Fund+                $5,535       $5,261        $5,763       $7,748
 *The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Adjusted for maximum load of 4.95%
 +Inception September 5, 2000

      Although the market may rally at times while ignoring fundamental values, history tells us that the stock market does not ignore fundamentals forever. There have been nine economic recessions since 1945 and we are currently in our tenth. Historically, the average recession lasts approximately 12 months. Considering that we are now in the 11th month of the current economic recession, we firmly believe that the recovery will commence this year. Additionally, low interest rates and low energy prices bode extremely well for economic recovery and expansion. And when a growth bias returns to the market, we anticipate explosive upside performance in our growth portfolios.

      The good news is that the U.S. economy's contraction has bottomed out. The bad news is that no one is quite sure of when the economic recovery will commence. In other words, the U.S. economy has merely stagnated. A few months ago, experts were predicting that the U.S. economic recovery would commence in the first quarter. Then a couple months ago, these same experts predicted that the economic recovery would arrive in the second quarter. Now these same experts are hoping, but no longer predicting that the U.S. economic recovery might happen in the second half of 2002.

      Leading economic indicators recently had their biggest jump in almost six years. However, last quarter's stock market rally was one of the primary reasons that leading economic indicators soared. Also, consumer confidence posted its biggest jump in three years. Housing starts remain strong, which is indicative that lower interest rates continue to stimulate the housing sector. So far in January, consumer spending on new vehicles remains healthy, apparently due to the average consumer's belief that the U.S. economy's problems are temporary. Although we admire the average consumer's optimism, we remain very concerned that last quarter's "0% auto financing" caused some consumers to over-extend themselves near-term.

      As of this writing, the S&P 500 is trading at over 40 times trailing earnings and with overall fourth quarter earnings reported so far down over 20%, many investors are very queasy. The Enron accounting scandal has the media scrutinizing many other flagship companies. A pessimist might say that the stock market is losing credibility and the over $4 trillion on the sidelines in money market accounts and short-term certificates of deposit will likely stay put. An optimist would point out that the stock market and cash reserves are highly correlated and that the stock market will likely rally due to all the money that the aggressive Federal Reserve Board easing has created. The truth of the matter is that the stock market is now getting smart and finally focusing on fundamentals.

      The flow of funds into the stock market will likely hold the key for a strong stock market rally in the upcoming months. Fortunately, after the stock market was plagued by outflows during the past 15 months, there were positive inflows into the stock market in the fourth quarter of 2001. As long as interest rates remain extremely low, we suspect that slowly, but surely, some of the more than $4 trillion on the sidelines in money market accounts and short-term certificates of deposit ("CDs") will continue to meander into the stock market. Future stock market performance is highly correlated to the level of cash reserves, so all the cash on the sidelines is a very good omen of potential future stock market performance.

      The rally in technology stocks that commenced a few months ago now has some technology companies trading at extremely high P/E ratios. Now that P/E ratios have soared, many high P/E ratio companies are now back on the acquisition bandwagon and are trying to manufacture earnings through acquisitions.

      In summary, uncertainty will likely prevail for the U.S. economy and the stock market because there is still no sign of exactly when an economic recovery will commence. Many companies that led the stock market in the past few months are now coming under increasing accounting scrutiny in the wake of the Enron fiasco. This accounting scrutiny will likely persist since we are now in an election year and the news media is having a field day sorting through all of Enron's seemingly endless political contributions to leading Democratic and Republican politicians. As a result, there are a lot of skeptical investors that may stay on the sidelines due to the fact that these accounting concerns hurt the stock market's credibility. The key to stimulating a big stock market rally will be a rise in investor confidence that unlocks much of the $4 trillion that is now on the sidelines in money market accounts and short-term CDs.

      Looking forward, we expect that the stock market will remain extremely selective until earnings visibility improves. Unfortunately, due to the fact that the U.S. economic recovery keeps getting postponed, investors are becoming increasingly impatient about when the overall corporate earnings environment will improve. About the only improvement on the earnings horizon is that overall corporate profits are expected to stabilize in the upcoming quarters. Overall, we are expecting that a very selective stock market rally will likely ensue in the upcoming months, with many stocks in our funds emerging as new market leaders.

      Overall, we are more confident than ever before. Our funds are characterized by steady earnings growth in a poor earnings environment and the price-to-earnings ratios of our stocks are, on average, substantially lower than the overall stock market. As a result, we believe we will see superior performance in the near future.

      We invite you to visit our web site at www.navellier.com and in particular encourage you to sign up for Marketmail* which is our weekly market commentary emailed to you every Friday. Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8670. We look forward to hearing from you.

Sincerely,

/s/ Louis G. Navellier
Louis Navellier

+The fund's annualized return since inception (9/30/98-12/31/01) was 13.88% including the deduction of the fund's maximum 4.95% front end sales load.

*There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general.

The MSCI EAFE Growth Index is a market capitalization weighted index representing all 20 developed markets that make up the EAFE Index. All securities are classified as either growth or value based on price-to-book value ratios by each MSCI country index. The country growth indices are aggregated into regional growth indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

TOP 20 PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 99.2%
AEROSPACE/DEFENSE -- 8.3%
    14,500  Alliant Techsystems Inc.*      $    1,119,400
    33,500  FLIR Systems, Inc.*                 1,270,320
                                           --------------
                                                2,389,720
                                           --------------
AUTOMOTIVE -- 9.7%
    18,000  AutoZone, Inc.*                     1,292,400
   110,000  TBC Corp.*                          1,472,900
                                           --------------
                                                2,765,300
                                           --------------
BUILDING AND CONSTRUCTION -- 5.1%
    20,000  Beazer Homes USA, Inc.*             1,463,400
                                           --------------
CASINOS AND GAMING -- 6.0%
    25,000  International Game
              Technology*                       1,707,500
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE, AND SERVICES -- 14.7%
    63,000  Activision, Inc.*                   1,638,630
    13,000  Affiliated Computer Services,
              Inc.*                             1,379,690
    62,250  EPIQ Systems, Inc.*                 1,204,538
                                           --------------
                                                4,222,858
                                           --------------
ENGINEERING AND CONSULTING SERVICES -- 7.0%
    40,000  TRC Companies, Inc.*                2,000,000
                                           --------------
FINANCIAL SERVICES -- 11.8%
    40,000  Deluxe Corp.                        1,663,200
    38,400  H&R Block, Inc.                     1,716,480
                                           --------------
                                                3,379,680
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 5.2%
    87,200  The Boston Beer Company,
              Inc.*                             1,495,480
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 12.7%
    50,000  Cholestech Corp.*                     990,500
    70,000  Medical Action Industries
              Inc.*                             1,085,000
    20,000  St. Jude Medical, Inc.*             1,553,000
                                           --------------
                                                3,628,500
                                           --------------
PAPER AND PACKAGING -- 4.7%
    19,000  Ball Corp.                          1,343,300
                                           --------------
PHARMACEUTICALS -- 5.4%
    75,000  Bradley Pharmaceuticals,
              Inc.*                             1,556,250
                                           --------------
RESTAURANTS -- 4.5%
    60,000  Ryan's Family Steak Houses,
              Inc.*                             1,299,000
                                           --------------
RETAIL -- 4.1%
    25,000  Lowe's Companies, Inc               1,160,250
                                           --------------
TOTAL COMMON STOCK
  (COST $25,414,088)                           28,411,238
                                           --------------

---------------------------------------------------------
 Shares/                                    Market Value
Par Value                                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%
MONEY MARKET FUNDS -- N.M.
       402  Fund for Government Investors  $          402
                                           --------------
GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
  $305,000  FHLB Discount Notes
              1.43% due 1/2/02                    304,976
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $305,378)                                 305,378
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $25,719,466)                           28,716,616
Liabilities in Excess of Other
  Assets -- (0.3%)                                (78,011)
                                           --------------
NET ASSETS -- 100.0%                       $   28,638,605
                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
    Class A Shares                         $   24,823,801
    Class B Shares                              7,719,346
    Class C Shares                              4,887,036
Accumulated Net Realized Loss on
  Investments                                 (11,788,728)
Net Unrealized Appreciation of
  Investments                                   2,997,150
                                           --------------
NET ASSETS                                 $   28,638,605
                                           ==============
  CLASS A SHARES                           $   20,783,692
                                           ==============
  CLASS B SHARES                           $    4,823,051
                                           ==============
  CLASS C SHARES                           $    3,031,862
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 1,545,268 Shares
    Outstanding)                                   $13.45
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $13.45)                          $14.15
                                           ==============
  CLASS B SHARES
    (Based on 366,147 Shares Outstanding)
                                                   $13.17
                                           ==============
  CLASS C SHARES
    (Based on 229,866 Shares Outstanding)
                                                   $13.19
                                           ==============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

ALL CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 90.5%
AEROSPACE/DEFENSE -- 2.1%
     1,965  Alliant Techsystems, Inc.*     $    151,698
                                           ------------
AUTOMOTIVE -- 5.2%
     3,425  AutoZone, Inc.*                     245,915
     3,600  Copart, Inc.*                       130,932
                                           ------------
                                                376,847
                                           ------------
BUILDING AND CONSTRUCTION -- 2.8%
     3,575  Centex Corp.                        204,097
                                           ------------
CHEMICALS -- 1.3%
     2,525  Cabot Corp.                          90,142
                                           ------------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 19.5%
     5,100  Activision, Inc.*                   132,651
     3,600  Diebold, Inc.                       145,584
     9,400  Dell Computer Corp.*                255,492
     2,450  GTECH Holdings Corp.*               110,960
     3,600  PEC Solutions, Inc.*                135,396
     5,125  PeopleSoft, Inc.*                   206,025
     5,500  Storage Technology Corp.*           113,685
     2,075  Symantec Corp.*                     137,635
     3,550  THQ, Inc.*                          172,068
                                           ------------
                                              1,409,496
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 2.3%
     8,375  Cendant Corp.*                      164,234
                                           ------------
FINANCIAL SERVICES -- 8.1%
    11,550  Concord EFS, Inc.*                  378,609
     4,650  H&R Block, Inc.                     207,855
                                           ------------
                                                586,464
                                           ------------
HEALTHCARE PRODUCTS AND SERVICES -- 3.1%
    10,100  Dynacq International, Inc.*         224,927
                                           ------------
INSTRUMENTS -- 2.2%
     1,950  Johnson Controls, Inc.              157,463
                                           ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 8.9%
     6,400  Boston Scientific Corp.*            154,368
     6,200  Cytyc Corp.*                        161,820
    10,300  Medical Action Industries,
              Inc.*                             159,650
     2,130  St. Jude Medical, Inc.*             165,395
                                           ------------
                                                641,233
                                           ------------
OIL AND GAS SERVICES -- 2.6%
     2,079  ChevronTexaco Corp.                 186,299
                                           ------------
PAPER AND PACKAGING -- 2.8%
     1,625  Ball Corp                           114,887
     1,750  Bemis Company, Inc.                  86,065
                                           ------------
                                                200,952
                                           ------------

-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
PHARMACEUTICALS -- 1.7%
     5,800  Bradley Pharmaceuticals,
              Inc.*                        $    120,350
                                           ------------
RESTAURANTS -- 2.4%
     5,975  CBRL Group, Inc.                    175,904
                                           ------------
RETAIL -- 6.4%
     4,125  Costco Wholesale Corp.*             183,068
     5,975  Lowe's Companies, Inc.              277,300
                                           ------------
                                                460,368
                                           ------------
SEMICONDUCTORS AND RELATED -- 13.6%
     5,500  ESS Technology, Inc.*               116,930
     2,200  Genesis Microchip, Inc.*            145,464
     3,825  Linear Technology Corp.             149,328
     4,800  Microsemi Corp.*                    142,560
     6,400  NVIDIA Corp.*                       428,160
                                           ------------
                                                982,442
                                           ------------
TEXTILES -- 2.0%
     2,575  Mohawk Industries, Inc.*            141,316
                                           ------------
TOOLS -- 1.6%
     3,425  Snap-on Inc.                        115,285
                                           ------------
TOYS -- 1.9%
     7,875  Mattel, Inc.                        135,450
                                           ------------
TOTAL COMMON STOCK
  (COST $5,775,025)                           6,524,967
                                           ------------
SHORT-TERM INVESTMENTS -- 8.8%
MONEY MARKET FUNDS -- N.M.
       702  Fund for Government Investors           702
                                           ------------
GOVERNMENT AGENCY OBLIGATIONS -- 8.8%
  $636,000  FHLB Discount Notes
              1.43% due 1/2/02                  635,950
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $636,652)                               636,652
                                           ------------
TOTAL INVESTMENTS -- 99.3%
  (COST $6,411,677)                           7,161,619
Other Assets Less Liabilities -- 0.7%            52,468
                                           ------------
NET ASSETS -- 100.0%                       $  7,214,087
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

ALL CAP GROWTH PORTFOLIO (continued)
-------------------------------------------------------
-------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $  5,680,421
    Class B Shares                            2,018,645
    Class C Shares                            1,962,168
  Accumulated Net Realized Loss on
    Investments                              (3,197,089)
  Net Unrealized Appreciation of
    Investments                                 749,942
                                           ------------
NET ASSETS                                 $  7,214,087
                                           ============
  CLASS A SHARES                           $  4,293,076
                                           ============
  CLASS B SHARES                           $  1,509,260
                                           ============
  CLASS C SHARES                           $  1,411,751
                                           ============

-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 729,128 Shares
    Outstanding)                                  $5.89
                                           ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $5.89)                          $6.20
                                           ============
  CLASS B SHARES
    (Based on 259,249 Shares
    Outstanding)                                  $5.82
                                           ============
  CLASS C SHARES
    (Based on 242,320 Shares
    Outstanding)                                  $5.83
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------
                            Market Value
  Shares                      (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 97.2%
AUTOMOTIVE -- 2.9%
       300  Honda Motor Co., Ltd. ADR
              (Japan)                        $    24,453
                                             -----------
BUILDING AND CONSTRUCTION -- 2.3%
       600  Hanson PLC ADR (United Kingdom)       20,172
                                             -----------
CHEMICALS -- 5.1%
       700  Ciba Specialty Chemicals AG ADR
              (Switzerland)                       21,770
     1,000  Imperial Chemical Industries
              PLC ADR (United Kingdom)            21,850
                                             -----------
                                                  43,620
                                             -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 13.4%
       600  Check Point Software
              Technologies Ltd.* (United
              States)                             23,934
     1,000  CSK Corp. ADR (Japan)                 23,140
     1,000  Logitech International S.A.
              ADR* (Switzerland)                  36,100
       600  NIDEC Corp. ADR* (Japan)              31,560
                                             -----------
                                                 114,734
                                             -----------
FINANCIAL SERVICES -- 8.5%
       600  Bank of Ireland ADR (Ireland)         21,924
       120  Barclays PLC ADR (United
              Kingdom)                            16,146
     1,200  Van der Moolen Holding N.V.
              ADR* (Netherlands)                  35,160
                                             -----------
                                                  73,230
                                             -----------
FOOD, BEVERAGE AND TOBACCO -- 7.2%
       750  Diageo PLC ADR (United Kingdom)       34,703
       500  Swedish Match AB ADR (Sweden)         26,525
                                             -----------
                                                  61,228
                                             -----------
MANUFACTURING -- 8.9%
     1,000  Pechiney SA ADR (France)              25,180
     1,300  SKF AB ADR (Sweden)                   25,155
     2,000  Tomkins PLC ADR (United
              Kingdom)                            25,300
                                             -----------
                                                  75,635
                                             -----------
OIL AND GAS SERVICES -- 2.2%
     1,800  Tatneft ADR (Russia)                  18,576
                                             -----------
PAPER AND PACKAGING -- 18.0%
     2,700  Amcor Ltd. ADR (Australia)            40,034
     1,400  Jefferson Smurfil Group PLC ADR
              (Ireland)                           31,500
       700  Rexam PLC ADR (United Kingdom)        18,375
     2,500  Stora Enso Oyj ADR* (Finland)         30,650
     1,000  UPM-Kymmene Oyj ADR (Finland)         33,400
                                             -----------
                                                 153,959
                                             -----------

--------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
--------------------------------------------------------
--------------------------------------------------------
PHARMACEUTICALS -- 3.5%
     1,000  ICON PLC ADR* (Ireland)          $    29,810
                                             -----------
RETAIL -- 3.3%
       700  Signet Group PLC ADR (United
              Kingdom)                            28,350
                                             -----------
SEMICONDUCTORS AND RELATED -- 11.2%
     2,000  ARM Holdings PLC ADR* (United
              Kingdom)                            31,180
     1,600  ASM International N.V. ADR*
              (Netherlands)                       31,216
       500  Genesis Microchip, Inc.*
              (Canada)                            33,060
                                             -----------
                                                  95,456
                                             -----------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.9%
       700  Telefonos de Mexico SA de CV
              ADR (Mexico)                        24,514
                                             -----------
TRANSPORTATION -- 2.0%
     2,000  Guangshen Railway Company Ltd.
              ADR (China)                         16,800
                                             -----------
UTILITIES -- 5.8%
     1,150  Huaneng Power International,
              Inc. ADR (China)                    27,715
       500  Powergen PLC ADR (United
              Kingdom)                            21,825
                                             -----------
                                                  49,540
                                             -----------
TOTAL COMMON STOCKS
  (COST $793,910)                                830,077
                                             -----------
SHORT-TERM INVESTMENTS -- 7.8%
MONEY MARKET FUNDS -- 0.1%
       778  Fund for Government Investors            778
                                             -----------
GOVERNMENT AGENCY OBLIGATIONS -- 7.7%
   $66,000  FHLB Discount Notes 1.43% due
              1/2/02                              65,995
                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $66,773)                                  66,773
                                             -----------
TOTAL INVESTMENTS -- 105.0%
  (COST $860,683)                                896,850
Liabilities In Excess of Other Assets --
  (5.0%)                                         (42,685)
                                             -----------
NET ASSETS -- 100.0%                         $   854,165
                                             ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

INTERNATIONAL GROWTH (continued)
--------------------------------------------------------
--------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                           $   938,854
    Class B Shares                                25,028
    Class C Shares                                31,426
  Accumulated Net Realized Loss on
    Investments                                 (177,310)
  Net Unrealized Appreciation of
    Investments                                   36,167
                                             -----------
NET ASSETS                                   $   854,165
                                             -----------
  CLASS A SHARES                             $   805,034
                                             ===========
  CLASS B SHARES                             $    18,339
                                             ===========
  CLASS C SHARES                             $    30,792
                                             ===========

--------------------------------------------------------
--------------------------------------------------------
--------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 140,249 Shares Outstanding)          $5.74
                                             ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $5.74)                           $6.04
                                             ===========
  CLASS B SHARES
    (Based on 3,217 Shares Outstanding)            $5.70
                                             ===========
  CLASS C SHARES
    (Based on 5,397 Shares Outstanding)            $5.71
                                             ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001

LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                            Market Value
  Shares                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 90.8%
APPAREL -- 0.8%
       100  Nike, Inc.                        $     5,624
                                              -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 15.0%
       700  Dell Computer Corp.*                   19,026
       195  Electronic Data Systems Corp.          13,367
       125  International Business Machines
              Corp.                                15,120
       300  Microsoft Corp.*                       19,881
       840  PeopleSoft, Inc.*                      33,768
                                              -----------
                                                  101,162
                                              -----------
CONSUMER PRODUCTS AND SERVICES -- 6.2%
     1,100  Cendant Corp.*                         21,571
       300  eBay, Inc.*                            20,070
                                              -----------
                                                   41,641
                                              -----------
FINANCIAL SERVICES -- 11.8%
       600  Concord EFS, Inc.*                     19,668
       280  Fifth Third Bancorp                    17,242
       450  John Hancock Financial Services,
              Inc.                                 18,585
       290  USA Education, Inc.                    24,366
                                              -----------
                                                   79,861
                                              -----------
FOOD, BEVERAGE AND TOBACCO -- 2.5%
       320  General Mills, Inc.                    16,643
                                              -----------
HEALTHCARE PRODUCTS AND SERVICES -- 10.9%
       200  Johnson & Johnson                      11,820
       515  Tenet Healthcare Corp.*                30,241
       450  UnitedHealth Group, Inc.               31,847
                                              -----------
                                                   73,908
                                              -----------
INSURANCE -- 3.9%
       475  Loews Corp.                            26,306
                                              -----------
MANUFACTURING -- 3.6%
       420  Tyco International Ltd.                24,738
                                              -----------
OIL AND GAS SERVICES -- 2.0%
       151  ChevronTexaco Corp.                    13,531
                                              -----------
RECREATIONAL VEHICLES -- 2.9%
       360  Harley-Davidson, Inc.                  19,552
                                              -----------
RETAIL -- 21.0%
       200  Best Buy Co.*                          14,896
       655  Costco Wholesale Corp.*                29,069
       385  Kohl's Corp.*                          27,119
       500  Lowe's Companies, Inc.                 23,205
       500  Sears, Roebuck and Co.                 23,820
       600  The TJX Companies, Inc.                23,916
                                              -----------
                                                  142,025
                                              -----------

---------------------------------------------------------
 Shares/                    Market Value
Par Value                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SEMICONDUCTORS AND RELATED -- 8.3%
       450  KLA-Tencor Corp.*                 $    22,302
       350  Linear Technology Corp.                13,664
     1,185  Taiwan Semiconductor
              Manufacturing Co., Ltd. ADR*         20,346
                                              -----------
                                                   56,312
                                              -----------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 1.9%
       250  Qualcomm, Inc.*                        12,625
                                              -----------
TOTAL COMMON STOCKS
  (COST $571,117)                                 613,928
                                              -----------
SHORT-TERM INVESTMENTS -- 9.3%
MONEY MARKET FUNDS -- 1.8%
    11,779  Fund for Government Investors          11,779
                                              -----------
GOVERNMENT AGENCY OBLIGATIONS -- 7.5%
   $51,000  FHLB Discount Notes 1.43% due
              1/2/02                               50,996
                                              -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $62,775)                                   62,775
                                              -----------
TOTAL INVESTMENTS -- 100.1%
  (COST $633,892)                                 676,703
Liabilities in Excess of Other Assets --
  (0.1%)                                             (412)
                                              -----------
NET ASSETS -- 100.0%                          $   676,291
                                              ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                            $   433,062
    Class B Shares                                260,874
    Class C Shares                                231,676
Accumulated Net Realized Loss on Investments
                                                 (292,132)
Net Unrealized Appreciation of Investments         42,811
                                              -----------
NET ASSETS                                    $   676,291
                                              ===========
  CLASS A SHARES                              $   336,089
                                              ===========
  CLASS B SHARES                              $   195,205
                                              ===========
  CLASS C SHARES                              $   144,997
                                              ===========
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 54,144 Shares Outstanding)            $6.21
                                              ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $6.21)                            $6.53
                                              ===========
  CLASS B SHARES
    (Based on 31,611 Shares Outstanding)            $6.18
                                              ===========
  CLASS C SHARES
    (Based on 23,567 Shares Outstanding)            $6.15
                                              ===========

------------------------------

* Non-income producing
N.M. Not Meaningful
ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

                                                                 ALL CAP      INTERNATIONAL    LARGE CAP
                                                  TOP 20         GROWTH          GROWTH         GROWTH
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................  $     32,488    $    18,026      $   1,404      $   2,773
   Dividends (Note 1)........................        92,367         18,805          5,241          4,844
                                               ------------    -----------      ---------      ---------
     Total Investment Income.................       124,855         36,831          6,645          7,617
                                               ------------    -----------      ---------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........       310,311         64,903          4,319          5,794
   Distribution Plan Fee (Note 4)
     Class A Shares..........................        58,050          9,522          1,024            670
     Class B Shares..........................        46,540         13,507            178          1,271
     Class C Shares..........................        31,099         13,386             84          1,839
   Transfer Agent and Custodian Fee (Note
     3)......................................       113,334         66,176         41,622         44,015
   Printing Expense..........................        59,440         10,869            819            922
   Registration Fees.........................        42,875         35,820         34,450         34,640
   Insurance Expense.........................        36,783          5,011            352            514
   Trustees' Fees............................         9,000          9,000          9,000          9,000
   Legal Expense.............................         6,652          6,652          6,652          6,652
   Audit Fees................................         6,300          3,000          1,000          1,000
   Other Expenses............................         4,233          1,400            984            880
                                               ------------    -----------      ---------      ---------
     Total Expenses..........................       724,617        239,246        100,484        107,197
     Less Expenses Reimbursed by Investment
       Adviser (Note 2)......................      (201,039)      (121,703)       (93,769)       (96,175)
                                               ------------    -----------      ---------      ---------
     Net Expenses............................       523,578        117,543          6,715         11,022
                                               ------------    -----------      ---------      ---------
 NET INVESTMENT LOSS.........................      (398,723)       (80,712)           (70)        (3,405)
                                               ------------    -----------      ---------      ---------
 Net Realized Loss on Investments............   (10,178,373)    (3,073,373)      (168,318)      (268,021)
 Change in Net Unrealized Appreciation/
   Depreciation of Investments...............     2,422,927        907,415         62,986         98,670
                                               ------------    -----------      ---------      ---------
 NET LOSS ON INVESTMENTS.....................    (7,755,446)    (2,165,958)      (105,332)      (169,351)
                                               ------------    -----------      ---------      ---------
 NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS................................  $ (8,154,169)   $(2,246,670)     $(105,402)     $(172,756)
                                               ============    ===========      =========      =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                TOP 20                    ALL CAP GROWTH
                                                              PORTFOLIO                      PORTFOLIO
                                                         FOR THE YEARS ENDED       FOR THE YEAR   FOR THE PERIOD
                                                             DECEMBER 31,             ENDED           ENDED
                                                      --------------------------   DECEMBER 31,    DECEMBER 31,
                                                          2001          2000           2001           2000*
                                                      ------------   -----------   ------------   --------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss..............................  $   (398,723)  $  (396,718)  $   (80,712)     $   (3,409)
   Net Realized Gain (Loss) on Investment
     Transactions...................................   (10,178,373)    1,111,525    (3,073,373)       (123,717)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments....................     2,422,927    (6,495,382)      907,415        (157,473)
                                                      ------------   -----------   -----------      ----------
     Net Decrease in Net Assets Resulting from
       Operations...................................    (8,154,169)   (5,780,575)   (2,246,670)       (284,599)
                                                      ------------   -----------   -----------      ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gains:
     Class A Shares.................................      (125,496)   (3,353,721)           --              --
     Class B Shares.................................       (29,080)     (571,838)           --              --
     Class C Shares.................................       (18,267)     (335,584)           --              --
                                                      ------------   -----------   -----------      ----------
       Total Distributions to Shareholders..........      (172,843)   (4,261,143)           --              --
                                                      ------------   -----------   -----------      ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares...............................     5,156,018    14,579,164     4,385,663       2,191,476
       Class B Shares...............................     1,881,731     6,331,865     1,307,652       1,035,510
       Class C Shares...............................     1,450,935     4,097,059     1,311,660       1,142,901
   Reinvestment of Distributions:
       Class A Shares...............................       137,302     3,286,794            --              --
       Class B Shares...............................        27,417       548,613            --              --
       Class C Shares...............................        18,500       317,244            --              --
   Cost of Shares Redeemed:
       Class A Shares...............................    (6,926,841)   (5,455,462)     (949,016)        (11,180)
       Class B Shares...............................      (790,337)     (162,252)     (300,826)             --
       Class C Shares...............................      (677,849)     (245,817)     (467,464)         (1,020)
                                                      ------------   -----------   -----------      ----------
     Net Increase in Net Assets Resulting from Share
       Transactions.................................       276,876    23,297,208     5,287,669       4,357,687
                                                      ------------   -----------   -----------      ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS........    (8,050,136)   13,255,490     3,040,999       4,073,088
 NET ASSETS -- Beginning of Period..................    36,688,741    23,433,251     4,173,088         100,000
                                                      ------------   -----------   -----------      ----------
 NET ASSETS -- End of Period........................  $ 28,638,605   $36,688,741   $ 7,214,087      $4,173,088
                                                      ============   ===========   ===========      ==========
 SHARES
   Sold:
       Class A Shares...............................       354,006       612,324       619,055         257,230
       Class B Shares...............................       132,328       268,534       189,112         118,819
       Class C Shares...............................       102,398       171,145       184,007         126,682
   Issued in Reinvestment of Distributions:
       Class A Shares...............................        10,452       187,276            --              --
       Class B Shares...............................         2,222        31,566            --              --
       Class C Shares...............................         1,479        18,232            --              --
   Redeemed:
       Class A Shares...............................      (499,293)     (237,545)     (155,789)         (1,368)
       Class B Shares...............................       (59,033)       (9,470)      (48,682)             --
       Class C Shares...............................       (52,739)      (10,649)      (68,259)           (110)
                                                      ------------   -----------   -----------      ----------
   Net Increase (Decrease) in Shares................        (8,180)    1,031,413       719,444         501,253
                                                      ============   ===========   ===========      ==========
 ---------------------------------------------------

 * From Commencement of Operations September 5, 2000

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                         INTERNATIONAL                      LARGE CAP
                                                            GROWTH                           GROWTH
                                                           PORTFOLIO                        PORTFOLIO
                                                 FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR    FOR THE PERIOD
                                                    ENDED           ENDED            ENDED            ENDED
                                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                     2001           2000*             2001            2000*
                                                 ------------   --------------   --------------   --------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.........................  $       (70)    $      (288)     $    (3,405)      $     (594)
   Net Realized Loss on Investment
     Transactions..............................     (168,318)         (8,992)        (268,021)         (24,111)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments...............       62,986         (26,819)          98,670          (55,859)
                                                 -----------     -----------      -----------       ----------
     Net Decrease in Net Assets Resulting from
       Operations..............................     (105,402)        (36,099)        (172,756)         (80,564)
                                                 -----------     -----------      -----------       ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
     Class A Shares............................    1,653,937          21,901          217,052          181,496
     Class B Shares............................        5,169          20,000          105,032          165,784
     Class C Shares............................       36,850              --           32,598          251,214
   Cost of Shares Redeemed:
     Class A Shares............................     (836,830)             --          (64,771)              --
     Class B Shares............................           --              --           (8,512)              --
     Class C Shares............................       (5,361)             --          (50,282)              --
                                                 -----------     -----------      -----------       ----------
     Net Increase in Net Assets Resulting from
       Share Transactions......................      853,765          41,901          231,117          598,494
                                                 -----------     -----------      -----------       ----------
     TOTAL INCREASE IN NET ASSETS..............      748,363           5,802           58,361          517,930
 NET ASSETS -- Beginning of Period.............      105,802         100,000          617,930          100,000
                                                 -----------     -----------      -----------       ----------
 NET ASSETS -- End of Period...................  $   854,165     $   105,802      $   676,291       $  617,930
                                                 ===========     ===========      ===========       ==========
 SHARES
   Sold:
     Class A Shares............................      260,952           2,445           34,497           20,691
     Class B Shares............................          810           2,407           16,742           16,385
     Class C Shares............................        6,318              --            5,383           26,454
   Redeemed:
     Class A Shares............................     (133,148)             --          (11,044)              --
     Class B Shares............................           --              --           (1,516)              --
     Class C Shares............................         (921)             --           (8,270)              --
                                                 -----------     -----------      -----------       ----------
     Net Increase in Shares....................      134,011           4,852           35,792           63,530
                                                 ===========     ===========      ===========       ==========
 ----------------------------------------------

 * From Commencement of Operations September 5, 2000

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            TOP 20
                                                                           PORTFOLIO
                                                                        CLASS A SHARES
                                                       -------------------------------------------------
                                                             FOR THE YEARS ENDED          FOR THE PERIOD
                                                                 DECEMBER 31,                 ENDED
                                                       --------------------------------    DECEMBER 31,
                                                           2001        2000      1999         1998*
                                                       ------------   -------   -------   --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period.............     $17.10       $20.96    $12.55       $10.00
                                                         -------      -------   -------       ------
  Income from Investment Operations:
    Net Investment Loss..............................      (0.17)       (0.20)    (0.18)       (0.01)
    Net Realized and Unrealized Gain (Loss) on
      Investments....................................      (3.40)       (1.44)     9.68         2.56
                                                         -------      -------   -------       ------
  Total from Investment Operations...................      (3.57)       (1.64)     9.50         2.55
                                                         -------      -------   -------       ------
  Distributions to Shareholders:
    From Net Realized Gains..........................      (0.08)       (2.22)    (1.09)          --
                                                         -------      -------   -------       ------
  Net Increase (Decrease) in Net Asset Value.........      (3.65)       (3.86)     8.41         2.55
                                                         -------      -------   -------       ------
  Net Asset Value -- End of Period...................     $13.45       $17.10    $20.96       $12.55
                                                         =======      =======   =======       ======
TOTAL INVESTMENT RETURN+.............................     (20.89)%      (8.05)%   75.91%       25.50%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)..............       1.50%        1.40%     1.50%        1.50%(B)
  Expenses Before Reimbursement (Note 2).............       2.15%        1.89%     2.34%        7.90%(B)
  Net Investment Loss After Reimbursement (Note 2)...      (1.10)%      (1.11)%   (1.34)%      (0.64)%(B)
  Net Investment Loss Before Reimbursement (Note
    2)...............................................      (1.75)%      (1.59)%   (2.19)%      (7.04)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................        185%         118%      235%          82%
  Net Assets at End of Period (in thousands).........    $20,784      $28,737   $23,433       $7,202
  Number of Shares Outstanding at End of Period (in
    thousands).......................................      1,545        1,680     1,118          574
-----------------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operations September 30, 1998
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  TOP 20
                                                                PORTFOLIO
                                             CLASS B SHARES                    CLASS C SHARES
                                     ------------------------------    ------------------------------
                                     FOR THE YEAR    FOR THE PERIOD    FOR THE YEAR    FOR THE PERIOD
                                        ENDED            ENDED            ENDED            ENDED
                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                         2001            2000*             2001            2000**
                                     ------------    --------------    ------------    --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period.........................     $16.94           $27.85           $16.95           $21.54
                                     ---------       ----------        ---------       ----------
  Income from Investment
    Operations:
    Net Investment Loss............      (0.23)           (0.13)           (0.25)           (0.11)
    Net Realized and Unrealized
      Loss on Investments..........      (3.46)           (8.56)           (3.43)           (2.26)
                                     ---------       ----------        ---------       ----------
  Total from Investment
    Operations.....................      (3.69)           (8.69)           (3.68)           (2.37)
                                     ---------       ----------        ---------       ----------
  Distributions to Shareholders:
    From Net Realized Gains........      (0.08)           (2.22)           (0.08)           (2.22)
                                     ---------       ----------        ---------       ----------
  Net Decrease in Net Asset
    Value..........................      (3.77)          (10.91)           (3.76)           (4.59)
                                     ---------       ----------        ---------       ----------
  Net Asset Value -- End of
    Period.........................     $13.17           $16.94           $13.19           $16.95
                                     =========       ==========        =========       ==========
TOTAL INVESTMENT RETURN+...........     (21.75)%         (31.41)%(A)      (21.68)%         (11.27)%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2).......................       2.25%            2.25%(B)         2.25%            2.25%(B)
    Expenses Before Reimbursement
      (Note 2).....................       2.90%            2.74%(B)         2.90%            2.74%(B)
  Net Investment Loss After
    Reimbursement (Note 2).........      (1.84)%          (1.84)%(B)       (1.84)%          (1.83)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2).........      (2.49)%          (2.33)%(B)       (2.49)%          (2.31)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..........        185%             118%             185%             118%
  Net Assets at End of Period
    (in thousands).................     $4,823           $4,922           $3,032           $3,030
  Number of Shares Outstanding at
    End of Period (in thousands)...        366              290              230              179
-----------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized

  * From Commencement of Operations March 28, 2000
 ** From Commencement of Operations April 18, 2000
  +Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          ALL CAP GROWTH
                                                                             PORTFOLIO
                                          CLASS A SHARES                  CLASS B SHARES                  CLASS C SHARES
                                   -----------------------------   -----------------------------   -----------------------------
                                   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                      ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2001           2000*            2001           2000**           2001          2000***
                                   ------------   --------------   ------------   --------------   ------------   --------------
 PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period.......................      $8.18          $11.10           $8.14          $10.51           $8.16          $10.43
                                     -------         -------         -------         -------         -------         -------
  Income from Investment
    Operations:
    Net Investment Loss..........      (0.05)             --           (0.09)          (0.01)          (0.09)          (0.01)
    Net Realized and Unrealized
      Loss on Investments........      (2.24)          (2.92)          (2.23)          (2.36)          (2.24)          (2.26)
                                     -------         -------         -------         -------         -------         -------
  Total from Investment
    Operations...................      (2.29)          (2.92)          (2.32)          (2.37)          (2.33)          (2.27)
                                     -------         -------         -------         -------         -------         -------
  Net Decrease in Net Asset
    Value........................      (2.29)          (2.92)          (2.32)          (2.37)          (2.33)          (2.27)
                                     -------         -------         -------         -------         -------         -------
  Net Asset Value -- End of
    Period.......................      $5.89           $8.18           $5.82           $8.14           $5.83           $8.16
                                     =======         =======         =======         =======         =======         =======
 TOTAL INVESTMENT RETURN+........     (28.00)%        (26.31)%(A,C)    (28.50)%       (22.55)%(A)     (28.55)%        (21.76)%(A)

 RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2).....................       1.50%           1.45%(B)        2.25%           2.20%(B)        2.25%           2.20%(B)
  Expenses Before Reimbursement
    (Note 2).....................       3.37%          14.71%(B)        4.12%          15.46%(B)        4.12%          15.46%(B)
  Net Investment Loss After
    Reimbursement (Note 2).......      (0.93)%         (0.40)%(B)      (1.68)%         (1.06)%(B)      (1.68)%         (1.05)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2).......      (2.80)%        (13.66)%(B)      (3.55)%        (14.32)%(B)      (3.55)%        (14.31)%(B)
 SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........        182%             40%            182%             40%            182%             40%
  Net Assets at End of Period
    (in thousands)...............     $4,293          $2,174          $1,509            $967          $1,412          $1,032
  Number of Shares Outstanding at
    End of Period
    (in thousands)...............        729             266             259             119             242             126
 ---------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized
   (C) Total return calculated from offering date of September 5, 2000.

   * From Commencement of Operations September 5, 2000
  ** From Commencement of Operations September 24, 2000
 *** From Commencement of Operations September 26, 2000
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INTERNATIONAL GROWTH
                                                                            PORTFOLIO
                                                CLASS A SHARES                   CLASS B SHARES            CLASS C SHARES
                                         -----------------------------    -----------------------------    --------------
                                         FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE PERIOD    FOR THE PERIOD
                                            ENDED           ENDED            ENDED           ENDED             ENDED
                                         DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                             2001           2000*             2001           2000**           2001***
                                         ------------   --------------    ------------   --------------    --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning
     of Period.........................      $7.12            $9.74           $7.12            $8.31            $7.12
                                           -------         --------         -------         --------          -------
   Income from Investment Operations:
     Net Investment Loss...............         --            (0.02)          (0.04)           (0.01)           (0.01)
     Net Realized and Unrealized Loss
       on Investments..................      (1.38)           (2.60)          (1.38)           (1.18)           (1.40)
                                           -------         --------         -------         --------          -------
   Total from Investment Operations....      (1.38)           (2.62)          (1.42)           (1.19)           (1.41)
                                           -------         --------         -------         --------          -------
   Net Decrease in Net Asset Value.....      (1.38)           (2.62)          (1.42)           (1.19)           (1.41)
                                           -------         --------         -------         --------          -------
   Net Asset Value -- End of Period....      $5.74            $7.12           $5.70            $7.12            $5.71
                                           =======         ========         =======         ========          =======
 TOTAL INVESTMENT RETURN+..............     (19.38)%         (26.90)%(A,C)    (19.94)%        (14.32)%(A)      (19.80)%(A)

 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)................................       1.49%            1.49%(B)        2.25%            2.24%(B)         2.21%(B)
   Expenses Before Reimbursement (Note
     2)................................      22.97%          120.64%(B)       23.73%          121.39%(B)        23.69%(B)
   Net Investment Income (Loss) After
     Reimbursement (Note 2)............       0.03%           (0.54)%(B)      (0.65)%          (0.83)%(B)       (0.74)%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)............     (21.45)%        (119.69)%(B)     (22.13)%        (119.99)%(B)      (22.22)%(B)

 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.............        241%              42%            241%              42%             241%
   Net Assets at End of Period (in
     thousands)........................       $805              $89             $18              $17              $31
   Number of Shares Outstanding at End
     of Period (in thousands)..........        140               13               3                2                5
 -------------------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized
   (C) Total return calculated from offering date of September 5, 2000.

   * From Commencement of Operations September 5, 2000
  ** From Commencement of Operations November 2, 2000
 *** From Commencement of Operations January 12, 2001
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          LARGE CAP GROWTH
                                                                             PORTFOLIO
                                          CLASS A SHARES                   CLASS B SHARES                  CLASS C SHARES
                                   -----------------------------    -----------------------------   -----------------------------
                                   FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                      ENDED           ENDED            ENDED           ENDED           ENDED           ENDED
                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2001           2000*             2001           2000**           2001          2000***
                                   ------------   --------------    ------------   --------------   ------------   --------------
 PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period.......................      $8.41          $11.22            $8.40          $10.35           $8.39          $10.81
                                     -------         -------          -------         -------         -------         -------
  Income from Investment
    Operations:
    Net Investment Loss..........      (0.01)          (0.01)           (0.04)          (0.01)          (0.07)          (0.01)
    Net Realized and Unrealized
      Loss on Investments........      (2.19)          (2.80)           (2.18)          (1.94)          (2.17)          (2.41)
                                     -------         -------          -------         -------         -------         -------
  Total from Investment
    Operations...................      (2.20)          (2.81)           (2.22)          (1.95)          (2.24)          (2.42)
                                     -------         -------          -------         -------         -------         -------
  Net Decrease in Net Asset
    Value........................      (2.20)          (2.81)           (2.22)          (1.95)          (2.24)          (2.42)
                                     -------         -------          -------         -------         -------         -------
  Net Asset Value -- End of
    Period.......................      $6.21           $8.41            $6.18           $8.40           $6.15           $8.39
                                     =======         =======          =======         =======         =======         =======
 TOTAL INVESTMENT RETURN+........     (26.16)%        (25.04)%(A,C)    (26.43)%        (18.92)%(A)     (26.70)%        (22.39)%(A)

 RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2).....................       1.50%           1.47%(B)         2.25%           2.22%(B)        2.25%           2.22%(B)
  Expenses Before Reimbursement
    (Note 2).....................      18.11%          48.33%(B)        18.86%          49.08%(B)       18.87%          49.08%(B)
  Net Investment Loss After
    Reimbursement (Note 2).......      (0.19)%         (0.30)%(B)       (0.95)%         (0.72)%(B)      (0.92)%         (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2).......     (16.80)%        (47.16)%(B)      (17.56)%        (47.58)%(B)     (17.54)%        (47.40)%(B)

 SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........        127%             26%             127%             26%            127%             26%
  Net Assets at End of Period (in
    thousands)...................       $336            $258             $195            $138            $145            $222
  Number of Shares Outstanding at
    End of Period (in
    thousands)...................         54              31               32              16              24              27
 ---------------------------

   (A) Total returns for periods of less than one year are not annualized.
   (B) Annualized
   (C) Total return calculated from offering date of September 5, 2000.

   * From Commencement of Operations September 5, 2000
  ** From Commencement of Operations October 3, 2000
 *** From Commencement of Operations September 26, 2000
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of four Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, the All Cap Growth Portfolio, a diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, and the Large Cap Growth Portfolio, a non-diversified open-end management company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares: Class A offered since September 30, 1998 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios, and Class B and Class C shares offered since March 2, 2000 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Class B and C shares are offered at net asset value without an initial sales charge and may be subject to a contingent deferred sales charge. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio and the Large Cap Growth Portfolio totalling $201,039, $121,703, $93,769 and $96,175, respectively.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     At December 31, 2001, the statement of net assets includes the following amounts payable to the Adviser and Distributor:

                                                                          ALL CAP    INTERNATIONAL   LARGE CAP
                                                              TOP 20      GROWTH        GROWTH        GROWTH
                                                             PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                             ---------   ---------   -------------   ---------
      Adviser..............................................   $23,652     $6,040         $667          $580
                                                              =======     ======         ====          ====
      Distributor..........................................   $ 1,765     $1,256         $  7          $ 12
                                                              =======     ======         ====          ====

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     For the year ended December 31, 2001, the Fund was advised that the Distributor received $2,375, $458 and $99 from sales loads earned on sales of the Top 20 Portfolio's, the All Cap Growth Portfolio's and the International Growth Portfolio's capital stock, respectively.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,000 annually. For the year ended December 31, 2001, Trustees' fees totaled $36,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

     For the year ended December 31, 2001, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                       ALL CAP     INTERNATIONAL   LARGE CAP
                                                         TOP 20        GROWTH         GROWTH        GROWTH
                                                        PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                       -----------   -----------   -------------   ---------
      Purchases......................................  $57,861,346   $16,300,329    $1,782,742     $906,128
                                                       ===========   ===========    ==========     ========
      Sales..........................................  $57,047,160   $10,795,447    $  949,007     $635,701
                                                       ===========   ===========    ==========     ========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of December 31, 2001, based on the cost for Federal income tax purposes are as follows:

                                                                        ALL CAP     INTERNATIONAL   LARGE CAP
                                                           TOP 20        GROWTH        GROWTH        GROWTH
                                                          PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                         -----------   ----------   -------------   ---------
      Gross Unrealized Appreciation....................  $ 3,706,555   $  862,311     $ 43,036      $ 48,523
      Gross Unrealized Depreciation....................     (709,405)    (112,369)     (13,608)       (5,712)
                                                         -----------   ----------     --------      --------
      Net Unrealized Appreciation......................  $ 2,997,150   $  749,942     $ 29,428      $ 42,811
                                                         ===========   ==========     ========      ========
      Cost of Investments for Federal Income Tax
        Purposes.......................................  $25,719,466   $6,411,677     $867,422      $633,892
                                                         ===========   ==========     ========      ========

7. Federal Income Tax

     At December 31, 2001, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                        ALL CAP     INTERNATIONAL
                                                           TOP 20        GROWTH        GROWTH       LARGE CAP
                                                          PORTFOLIO    PORTFOLIO      PORTFOLIO      GROWTH
                    EXPIRES DECEMBER 31,                                                            PORTFOLIO
      ---------------------                              -----------   ----------   -------------   ---------
      2008.............................................  $        --   $   15,019     $  4,532      $  1,955
      2009.............................................   11,569,611    2,754,393      133,011       245,519
                                                         -----------   ----------     --------      --------
                                                         $11,569,611   $2,769,412     $137,543      $247,474
                                                         ===========   ==========     ========      ========

     Permanent differences between tax and financial reporting of net investment income and net realized gain/loss are reclassified. At December 31, 2001, net investment losses were reclassified as follows:

                                                                        ALL CAP     INTERNATIONAL   LARGE CAP
                                                           TOP 20        GROWTH        GROWTH        GROWTH
                                                          PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                         -----------   ----------   -------------   ---------
      Reduction of paid-in capital.....................     (398,723)     (80,712)         (70)       (3,405)

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with FBR National Bank & Trust which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2001, there were no borrowings outstanding.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8670.

-------------------------------------------------------------------------------------------------------------------
NAME                                      NO. OF                                                         OTHER
AGE                          TERM OF     FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                    OFFICE AND    COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST          TENURE      OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*         Trustee and      12       Mr. Navellier is and has been the CEO and        None
 44                       President                 President of Navellier & Associates Inc., an
 One East Liberty         since                     investment management company since 1988; CEO
 Third Floor              September 30,             and President of Navellier Management, Inc., an
 Reno, NV 89501           1998                      investment management company since May 10,
                                                    1993; CEO and President of Navellier
 Trustee and President                              International Management, Inc., an investment
                                                    management company, since May 10, 1993; CEO and
                                                    President of Navellier Securities Corp. since
                                                    May 10, 1993; CEO and President of Navellier
                                                    Fund Management, Inc., an investment management
                                                    company, since November 30, 1995; and has been
                                                    editor of MPT Review from August 1987 to the
                                                    present and was publisher and editor of the
                                                    predecessor investment advisory newsletter OTC
                                                    Insight, which he began in 1980 and wrote
                                                    through July 1987.
-------------------------------------------------------------------------------------------------------------------
 Barry Sander             Trustee since    11       Currently retired as of December 1, 1998,        None
 53                       September 30,             formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.    1998                      Major Inc., a stencil manufacturing firm, and
 Ashland, OR 97520                                  had been for the past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman             Trustee since    11       Currently retired as of March 15, 1998.          None
 52                       September 30,             Formerly he was President and CEO of Personal
 2921 California          1998                      Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA 94115                            and distributor of rubber stamp products. He
                                                    had been President and CEO of Personal Stamp
 Trustee                                            Exchange for the preceding 10 years.
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix        Trustee since    11       Professor of Business Administration, Leavy      None
 59                       September 30,             School of Business, Santa Clara University
 519 Chestnut Street      1998                      (1983- present).
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*            Trustee and      12       Mr. Kuyper is COO of Navellier & Associates,     None
 45                       Treasurer                 Inc. and has been since September 1, 1998.
 One East Liberty         since                     Prior to that he was operations manager for
 Third Floor              September 30,             Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501           1998                      operations manager for Navellier Management,
                                                    Inc. and for Navellier Securities Corp., since
 Trustee and Treasurer                              1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Trustee

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA

      We have audited the accompanying statement of net assets of Navellier Top 20 Portfolio, Navellier All Cap Growth Portfolio, Navellier International Growth Portfolio and Large Cap Growth Portfolio, each a series of shares of The Navellier Millennium Funds as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Top 20 Portfolio, Navellier All Cap Growth Portfolio, Navellier International Growth Portfolio and Navellier Large Cap Growth Portfolio as of December 31, 2001, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

[/s/ TAIT, WELLER & BAKER]

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 15, 2002

                 (This page has been left blank intentionally.)

            CUSTODIAN & TRANSFER AGENT      NAVELLIER OFFICES

             FBR National Bank & Trust      c/o Navellier Securities Corp.
                  4922 Fairmont Avenue      One East Liberty, Third Floor
                    Bethesda, MD 20814      Reno, Nevada 89501

                   800-622-1386 E.S.T.      800-887-8670 P.S.T.

NAVELLIER MILLENNIUM FUNDS                                    ------------------
                                                              STANDARD PRESORTED
c/o Navellier Securities Corp.                                   U.S. POSTAGE
One East Liberty, Third Floor                                        PAID
Reno, Nevada 89501                                             LOS ANGELES, CA
                                                                PERMIT NO. 725
Return Service Requested                                      ------------------